Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (1,103,508)	$ 6,449,070	$ 10,441,388	$ 17,922,732
Adjustments to reconcile net (loss) income to net cash used in operating activities:
General and administrative expenses paid by related party under note payable			0	1,530
Offering costs associated with derivative warrant liabilities			0	1,413,340
Change in fair value of derivative warrant liabilities	600,000	(6,600,000)	(9,800,000)	(23,933,330)
Change in fair value of working capital loan - related party	(457,919)	0	(689,630)	0
Income from investments held in Trust Account	(612,374)	(32,647)	(5,683,750)	(23,684)
Changes in operating assets and liabilities:
Prepaid expenses	(47,309)	(727,272)	(2,502)	(105,654)
Accounts payable	(47,275)	45,218	228,000	48,917
Accrued expenses	901,655	(439,967)	2,043,398	2,343,864
Income tax payable	118,099	0	1,055,680	0
Franchise tax payable	50,000	(71,425)	(121,375)	120,488
Net cash used in operating activities	(598,631)	(1,377,023)	(2,528,791)	(2,211,797)
Cash Flows from Investing Activities
Investment income released from Trust Account to pay for taxes			400,050	0
Cash withdrawn from Trust Account for redemptions			324,362,141	0
Cash deposited in Trust Account	(1,430,713)	0	0	(400,000,000)
Net cash used in investing activities	(1,430,713)	0	324,762,191	(400,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party			0	(192,312)
Proceeds received from initial public offering, gross			0	400,000,000
Proceeds received from private placement			0	10,000,000
Redemption of Class A common stock			(324,362,141)	0
Proceeds received from Working Capital Loan—related party	2,025,000	1,400,000	2,100,000	920,000
Offering costs paid			0	(8,467,900)
Net cash provided by financing activities	2,025,000	1,400,000	(322,262,141)	402,259,788
Net change in cash	(4,344)	22,977	(28,741)	47,991
Cash—beginning of the period	19,750	48,491	48,491	500
Cash—end of the period	$ 15,406	$ 71,468	19,750	48,491
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued expenses			0	85,000
Deferred offering costs paid by related party under promissory note			0	51,890
Accounts payable paid through promissory note			0	750
Deferred underwriting commissions in connection with the initial public offering			$ 0	$ 14,000,000